Related Party Transactions and Balances - Revenues (Expenses) from Related Party Transactions (Details) - USD ($)		3 Months Ended		9 Months Ended
	Jul. 02, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Sep. 25, 2017	Jul. 01, 2016
Related Party Transaction [Line Items]
Revenues		$ 29,255,000	$ 10,446,000	$ 89,633,000	$ 34,664,000
Vessel operating expenses		(1,492,000)	(8,108,000)	(4,606,000)	(23,741,000)
General and administrative		(4,378,000)	(9,809,000)	(15,088,000)	(24,189,000)
Interest expense		(11,864,000)	(6,946,000)	(25,700,000)	(20,840,000)
Losses on debt repurchases		(46,041,000)	0	(46,041,000)	0
Promissory note issued to a subsidiary of Teekay Corporation		125,000,000		125,000,000		$ 163,037,000
Subordinated Debt | Teekay Corporation Promissory Note
Related Party Transaction [Line Items]
Interest expense			(4,700,000)		(14,600,000)
Promissory note issued to a subsidiary of Teekay Corporation								$ 200,000,000.0
Subordinated Debt | Brookfield Promissory Note
Related Party Transaction [Line Items]
Interest expense		(100,000)	(300,000)	(10,000,000)	(300,000)
Promissory note issued to a subsidiary of Teekay Corporation		168,500,000		168,500,000				$ 200,000,000
Accretion Expense, Related Party, noncash		0	0	2,700,000	0
Accretion expense, related party, noncash				31,500,000
Unsecured Debt | Five-year senior unsecured bonds maturing in July 2023
Related Party Transaction [Line Items]
Interest expense				(10,400,000)
Debt instrument, face amount	$ 700,000,000
Unsecured Debt | Five-Year Senior Unsecured Bonds Maturing October 2019
Related Party Transaction [Line Items]
Interest expense		(10,400,000)
Debt instrument, term	5 years
Brookfield
Related Party Transaction [Line Items]
Relative fair value of note at its acquisition date							$ 163,600,000
Teekay Corporation and Brookfield | Line of Credit
Related Party Transaction [Line Items]
Interest expense		$ (1,400,000)	$ 0	$ (2,600,000)	$ 0
Brookfield | Unsecured Debt | Five-year senior unsecured bonds maturing in July 2023
Related Party Transaction [Line Items]
Debt instrument, face amount	$ 500,000,000